Investment Strategy - Corgi Money Market ETF	Oct. 14, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund operates as a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). Government money market funds generally must invest at least 99.5% of their total assets in cash, government securities, or fully collateralized repurchase agreements. The Fund's policies are narrower: it invests exclusively in direct obligations of the U.S. Department of the Treasury ("U.S. Treasury securities") and immediately available cash denominated in U.S. dollars, subject to Rule 2a-7. These restrictions apply at all times, including during temporary defensive periods and periods of unusual cash flows. The Fund is an actively managed exchange-traded fund ("ETF") that does not seek to replicate the performance of a specified index.

U.S. Treasury securities include Treasury bills, notes, and bonds that meet the Fund's maturity requirements. These securities are direct obligations of the United States and are backed by its full faith and credit. The Fund does not invest in securities issued by U.S. government agencies or government-sponsored enterprises or in shares of other investment companies, including money market funds and ETFs. The Fund will not enter into repurchase agreements or reverse repurchase agreements, engage in securities lending or securities borrowing, or otherwise transfer portfolio assets under arrangements providing rights to reacquire the same or similar assets from the transferee.

Under normal circumstances, the Fund invests at least 80% of the value of its net assets (plus any borrowings for investment purposes) in Money Market Securities. For purposes of this policy, "Money Market Securities" means direct obligations of the U.S. Department of the Treasury that satisfy the Fund's maturity requirements under Rule 2a-7 under the Investment Company Act of 1940, as amended. This 80% policy is a non-fundamental policy and the Fund will not change it without providing shareholders with at least 60 days' prior notice.

The Fund invests in securities maturing in 397 days or less and maintains a portfolio dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. Furthermore, the Fund will hold securities that are sufficiently liquid to meet reasonably foreseeable shareholder redemptions and maintain at least 25% of its total assets in "daily" liquid assets and at least 50% of its total assets in "weekly" liquid assets. The maturity of certain variable and floating rate instruments is measured by reference to the next interest rate reset date rather than the absolute maturity of the instrument. The Fund may transact in securities on a when-issued, delayed delivery or forward commitment basis.

The Fund expects initially to focus its investments in U.S. Treasury bills. The Fund may hold immediately available U.S. dollar cash for liquidity and operational purposes.

In selecting investments, Corgi Strategies, LLC (the "Adviser") selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions. The Adviser also considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that offer the highest yield.

Although the Fund will seek to continue to qualify as a "government money market fund," it will not seek to maintain a stable net asset value ("NAV") per share using the amortized cost or penny rounding method of valuation. Instead, the Fund will calculate its NAV per share based on the market value of its investments. In addition, unlike a traditional money market fund, the Fund operates as an exchange-traded fund ("ETF"). As an ETF, the Fund's shares will be traded on Cboe BZX Exchange, Inc. and will generally fluctuate in accordance with changes in NAV per share as well as the relative supply of, and demand for, shares on the exchange.

The Fund does not currently intend to impose a liquidity fee on redemptions.